RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 — RELATED PARTY TRANSACTIONS

The Company leases a subset of its operating facilities from three real estate entities related through common ownership. Total rent expense under these lease agreements for both the nine months ended September 30, 2020 and September 30, 2019 was $3.6 million and for both the three months ended September 30, 2020 and September 30, 2019 was $1.2 million.

NOTE 3 — RELATED PARTY TRANSACTIONS

Founder Shares

In November 2018, upon the completion of the merger of GA International Services Corp. and the Company, 3,593,750 shares of Class B common stock (the “Founder Shares”) were issued to Great American in exchange for all of the common stock of GA International Services Corp. The financial statement reflects the issuance of these shares retroactively for all periods presented. As used herein, unless the context otherwise requires, Founder Shares shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the units sold in the Public Offering, the Founder Shares automatically convert into shares of Class A common stock at the time of the Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below, and the holders of the Founder Shares, as described in more detail below, have agreed to certain restrictions and will have certain registration rights with respect thereto. The number of Founder Shares issued was determined based on the expectation that the Founder Shares would represent 20% of the outstanding shares of common stock upon completion of the Public Offering.

The Company’s initial stockholders, officers and directors have agreed, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Business Combination Marketing Agreement

The Company engaged B. Riley FBR, Inc. as advisors in connection with its Initial Business Combination to assist it in arranging meetings with its stockholders to discuss a potential business combination and the target business’ attributes, introduce it to potential investors that may be interested in purchasing its securities, assist it in obtaining stockholder approval for its Initial Business Combination and assist it with the preparation of press releases and public filings in connection with the Initial Business Combination. The Company will pay B. Riley FBR, Inc. for such services upon the consummation of the Initial Business Combination a cash fee in an amount equal to 3.5% of the gross proceeds of the Public Offering (exclusive of any applicable finders’ fees which might become payable). Pursuant to the terms of the business combination marketing agreement, the Company paid the cash fee of $5,031,250 and expenses of $102,413 on February 14, 2020, the closing date of the Initial Business Combination.

Administrative Fees

Commencing on the date of the prospectus, the Company agreed to pay an affiliate of the Sponsor a total of $10,000 a month for office space, utilities and secretarial and administrative support. During the year ended December 31, 2019, the Company was charged a total of $86,333 by the Sponsor. Upon completion of the Company’s Initial Business Combination on February 14, 2020, the Company ceased incurring these monthly fees.

Registration Rights

The holders of Founder Shares, Private Placement Units, Private Placement Shares, Private Placement Warrants and units that may be issued upon conversion of working capital loans, if any, have registration rights to require the Company to register the resale of any of its securities held by them (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement. These holders are also entitled to certain piggyback registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The Forward Purchase Agreement has substantially similar registration rights.

Note Payable — Related Party

On November 16, 2018, the Sponsor agreed to loan the Company up to $300,000 to support the Company’s initial formation and operations. At December 31, 2018, $50,000 was outstanding, respectively, on the loan. Additional borrowings prior to the Public Offering increased the note payable balance to $67,950 and the Company repaid the entire note payable using proceeds from the Public Offering on April 12, 2019.

Payable to Related Party

The Company also had an amount payable to Great American of $8,279 at December 31, 2019 and 2018. These amounts primarily reflect expenses relating to income taxes and formation expenses that were paid on behalf of the Company by Great American. The Company also had a payable to the Sponsor in the amount of $91,362 at December 31, 2019 as previously discussed above. The $8,279 amount was paid to Great American and the $91,362 amount was paid to the Sponsor on March 16, 2020.